TAXATION - Loss by tax jurisdictions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
TAXATION
Loss from PRC operations	¥ 2,225,317		¥ 1,215,179	¥ 1,517,437
Loss from non-PRC operations	257,368		495,140	161,376
Total losses before tax	¥ 2,482,685	$ 389,588	¥ 1,710,319	¥ 1,678,813